Income Taxes (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Tax effect	26,388
Taiwan operations [Member]
Deductible amount	138,080
Tax effect	23,481
Taiwan operations [Member] | Minimum [Member]
Expiration year (in years)	2014
Taiwan operations [Member] | Maximum [Member]
Expiration year (in years)	2022
China operations [Member]
Deductible amount	1,807
Tax effect	298
China operations [Member] | Minimum [Member]
Expiration year (in years)	2016
China operations [Member] | Maximum [Member]
Expiration year (in years)	2020
US operations [Member]
Deductible amount	6,236
Tax effect	2,609
US operations [Member] | Minimum [Member]
Expiration year (in years)	2024
US operations [Member] | Maximum [Member]
Expiration year (in years)	2032